Segment Information (Tables)	6 Months Ended
Jun. 30, 2024
Segment Information
Schedule consolidated revenues and percentages of revenues for customers

	Three Months Ended June 30,				Six Months Ended June 30,
(U.S. Dollars in thousands)	2024		2023		2024		2023
Fronape International Company, a subsidiary of Petrobras Transporte S.A.	$11,174	15%	$12,625	18%	$23,019	15%	$23,996	17%
Equinor ASA	14,067	19%	8,661	12%	24,140	16%	17,856	13%
Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V., combined with Repsol Trading S.A.	10,270	14%	10,010	14%	20,528	14%	16,706	12%
Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell	18,004	24%	4,687	7%	32,343	22%	8,765	6%
KNOT	7,495	10%	7,607	11%	14,311	10%	13,923	10%
Chartering and Shipping Service S.A., a subsidiary of TotalEnergies	4,514	6%	14,424	20%	8,995	6%	28,689	20%